Financial Instruments (Details) - Schedule of financial instruments measured at fair value on a recurring basis and indicate the level of the fair value - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2022	Dec. 31, 2021
Assets:
Investment	$ 845	$ 314	$ 350
Liabilities:
Warrant liability		(2,265)	(11,273)
Series A Convertible Preferred Stock Redemption Feature		(3,171)	(7,181)
Convertible debt	(1,327)
Financing Facility	(102)
Derivative warrants	(47)
Total	(1,476)	(5,436)	(18,454)
Level 1 [Member]
Assets:
Investment	845	314	350
Liabilities:
Warrant liability
Series A Convertible Preferred Stock Redemption Feature
Convertible debt
Financing Facility
Derivative warrants
Total
Level 2 [Member]
Assets:
Investment
Liabilities:
Warrant liability
Series A Convertible Preferred Stock Redemption Feature
Convertible debt
Financing Facility
Derivative warrants
Total
Level 3 [Member]
Assets:
Investment
Liabilities:
Warrant liability		(2,265)	(11,273)
Series A Convertible Preferred Stock Redemption Feature		(3,171)	(7,181)
Convertible debt	(1,327)
Financing Facility	(102)
Derivative warrants	(47)
Total	$ (1,476)	$ (5,436)	$ (18,454)